Inventories, Net (Details) - Schedule of inventories, net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories, net [Abstract]
Raw materials	$ 135,049	$ 128,833
Finished goods	340,798	421,700
Subtotal	475,847	550,533
Less: Inventory allowance	(12,116)	(130,516)
Inventories, net	$ 463,731	$ 420,017